Supplemental cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes In Non Cash Working Capital
Accounts receivable	$ (174,613)	$ 1,529
Inventories	299,980	(73,833)
Supplies and prepaid expenses	15,436	10,867
Accounts payable and accrued liabilities	(64,689)	(17,989)
Reclamation payments	(14,334)	(13,507)
Amortization of purchase price allocation	(2,996)	27,848
Other	28,273	(4,049)
Other operating items	$ 87,057	$ (69,134)